Trade receivables - Movement in provision for trade receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ (54)	$ (77)	$ (55)
Transfers with former parent	0	4	0
Provisions for doubtful trade receivables charged to the consolidated income statement	(17)	(17)	(28)
Utilization of provisions for doubtful trade receivables	7	16	2
Reversal of provisions for doubtful trade receivables	15	16	6
Currency translation effects	1	4	(2)
Ending balance	$ (48)	$ (54)	$ (77)